Intangible Assets_Goodwill(Details) - KRW (₩)		Dec. 31, 2017	Dec. 31, 2016
Goodwill Line Items [Line Items]
Acquisition cost		₩ 344,799,000,000	₩ 331,707,000,000
Carrying amount		273,450,000,000	262,392,000,000
Housing & Commercial Bank
Goodwill Line Items [Line Items]
Acquisition cost		65,288,000,000	65,288,000,000
Carrying amount		65,288,000,000	65,288,000,000
Kookmin Bank Cambodia PLC.
Goodwill Line Items [Line Items]
Acquisition cost		1,202,000,000	1,202,000,000
Carrying amount		0	1,202,000,000
KB Securities Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost	[1]	70,265,000,000	70,265,000,000
Carrying amount	[1]	58,889,000,000	58,889,000,000
KB Capital Co.,Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		79,609,000,000	79,609,000,000
Carrying amount		79,609,000,000	79,609,000,000
KB Savings Bank Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		115,343,000,000	115,343,000,000
Carrying amount		57,404,000,000	57,404,000,000
KB Securities Vietnam joint stock company
Goodwill Line Items [Line Items]
Acquisition cost	[2]	13,092,000,000	0
Carrying amount	[2]	₩ 12,260,000,000	₩ 0

[1]	The amount occurred from formerly known as KB Investment & Securities Co., Ltd.
[2]	MARITIME SECURITIES INCORPORATION changed the name to KB Securities Vietnam joint stock company.